FINANCE LEASES - Finance Lease Receivables (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial Lease Receivables
Finance lease receivable	$ 22,222,797	$ 19,686,790
Unearned financial income	(11,533,816)	(8,005,394)
Net investment in the lease	10,688,981	11,681,396
Finance Lease Receivables
Financial Lease Receivables
Allowance for losses	90,056	314,852
Up to 1 year [member]
Financial Lease Receivables
Finance lease receivable	7,670,806	6,856,845
More than a year up to two years
Financial Lease Receivables
Finance lease receivable	6,865,284	5,763,027
From two to three years
Financial Lease Receivables
Finance lease receivable	4,676,715	4,381,479
From three to five years
Financial Lease Receivables
Finance lease receivable	2,805,005	2,656,452
More than five years [member]
Financial Lease Receivables
Finance lease receivable	$ 204,987	$ 28,987